Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments and Financial Risk Management
Schedule of fair value measurement by levels of financial assets

	Level 1	Level 2	Level 3
June 30, 2024	$	$	$	Total
Financial asset – FID(1)	—	—	64,409	64,409
Investment in Aqualung Carbon Capture SA	—	—	3,420	3,420
(1)	Includes $38,224 and $26,185 related to SWA Lithium and Texas Lithium, respectively

	Level 1	Level 2	Level 3
June 30, 2023	$	$	$	Total
Investment in Aqualung Carbon Capture SA	—	—	3,314	3,314

Schedule of assets and liabilities exposed to currency risk

	June 30, 2024	June 30, 2023
	$	$
Cash	8,042	42,745
Accounts payable	(5)	(5,926)